Note 2 - Going Concern	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Going Concern Note
Going Concern Note

NOTE 2 – GOING CONCERN

The accompanying financial statements have been prepared assuming the Company will continue as a going concern. The Company has not established significant sources of revenues to fund the development of its business and pay operating expenses, resulting in a cumulative net loss of $39,584,493 for the period from inception (August 16, 1996) to March 31, 2013. The ability of the Company to continue as a going concern during the next year depends on successful sales of its RevVac™ safety syringe and completion of the Company’s capital raising efforts to fund the development of its 1ml, including insulin, 5ml and 10ml auto- retractable vacuum safety syringes. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

NOTE 2 – GOING CONCERN

The accompanying financial statements have been prepared assuming the Company will continue as a going concern. The Company is in the development stage and has not established sources of revenues to fund the development of its business and pay operating expenses, resulting in a cumulative net loss of $37,938,721 for the period from inception (August 16, 1996) to December 31, 2012. The ability of the Company to continue as a going concern during the next year depends on the successful completion of the Company’s capital raising efforts to fund the development of its retractable safety syringe. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.